Financial Instruments - Summary of Derivative Financial Instruments (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument, Notional amount	$ 2,977	$ 2,593
Derivative financial instrument, Fair value	24	(26)
Foreign exchange forwards hedging the net investment [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument, Notional amount	713	976
Derivative financial instrument, Fair value	63	(94)
Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument, Notional amount	658	335
Derivative financial instrument, Fair value	(100)	23
Interest Rate Swap Contract [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument, Notional amount	600	750
Derivative financial instrument, Fair value	14	30
Fuel Price Hedging [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument, Notional amount	356	232
Derivative financial instrument, Fair value	6	5
Foreign Exchange Options [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument, Notional amount	650	300
Derivative financial instrument, Fair value	$ 41	$ 10